Other Assets - Customer Financing Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer financing receivables, net
Customer receivable sold	$ 29,200
Customer financing receivables, Net, Current	109,773	$ 137,136
Customer financing receivables, Net, Non-current	53,962	62,709
Customer portfolio segment
Customer financing receivables, net
Customer financing receivables, Gross, Current	114,677	140,681
Customer financing receivables, Gross, Non-current	56,914	63,052
Customer financing receivables, Gross	171,591	203,733
Allowance for credit losses, Current	(4,904)	(3,545)
Allowance for credit losses, Non-current	(2,952)	(343)
Allowance for credit losses	(7,856)	(3,888)	$ 0
Customer financing receivables, Net, Current	109,773	137,136
Customer financing receivables, Net, Non-current	53,962	62,709
Customer financing receivables, Net	$ 163,735	$ 199,845